COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 28, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

Contingent Liabilities

As of June 28, 2013 and December 28, 2012, the Company was contingently liable for outstanding letters of credit aggregating to $8.7 million and $8.9 million, respectively.

Legal Proceedings

On May 10, 2011, the Company was named as a defendant in the case of Craftwood Lumber Company, an Illinois corporation, individually and on behalf of all others similarly situated v. Interline Brands, Inc., a Delaware corporation, and Interline Brands, Inc. a New Jersey corporation, filed before the Nineteenth Judicial Circuit Court of Lake County, Illinois, and subsequently removed to the United States District Court for the Northern District of Illinois. The complaint alleges that the Company sent thousands of unsolicited fax advertisements to businesses nationwide in violation of the Telephone Consumer Protection Act of 1991, as amended by the Junk Fax Prevention Act of 2005 (“TCPA”). At the time of filing the initial complaint in state court, the plaintiff also filed a motion asking the Court to certify a class of plaintiffs comprised of businesses who allegedly received unsolicited fax advertisements from the Company. The plaintiff is seeking preliminary and permanent injunctive relief enjoining the Company from violating the TCPA, as well as statutory damages of $500 (or $1,500 if such violations are found to have been willful) for each fax transmission found to be in violation of the TCPA. Other reported TCPA claims have resulted in a broad range of outcomes, with each case being dependent on its own unique set of facts and circumstances. Accordingly, the Company cannot reasonably estimate the amount of loss, if any, arising from this matter. As such, no provision has been recorded in the financial statements for this claim as of June 28, 2013. The Company is vigorously contesting class action certification and liability, and will continue to evaluate its defenses based upon its internal review, advice from external legal counsel and investigation of prior events, new information, and future circumstances.

The Company is involved in various other legal proceedings in the ordinary course of its business and have not been fully adjudicated. These actions, when ultimately concluded and determined, will not, in the opinion of management, have a material effect upon the Company’s consolidated financial statements.

Because the outcome of litigation is inherently uncertain, the Company may not prevail in these proceedings and the ultimate exposure cannot be estimated if the Company were not to prevail. Accordingly, any rulings against the Company could have a material adverse effect on the consolidated financial statements.